BUSINESS COMBINATIONS (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 23, 2011 Liberty Savings Bank FSB [Member] branches	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] branches	Dec. 31, 2011 Flagstar Bank FSB [Member]
Business Acquisition [Line Items]
Number of branches acquired	16		22
Name of acquiree	Liberty Savings Bank, FSB		Flagstar Bank, FSB
Performing loans assumed	$ 126,500,000
Deposits assumed	341,900,000		464,700,000
Fixed assets acquired	3,800,000		6,600,000
Premium paid on deposits of acquired bank	22,400,000		22,500,000
Goodwill recorded for acquisition	$ 17,100,000	$ 17,102,000	$ 26,100,000	$ 26,128,000